Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid		$ 4,405	$ 2,271	$ 17,449
Accrued interest and penalties related to unrecognized tax benefits		0	0
AZOA
Income Tax Disclosure [Line Items]
Tax payable		$ 9,874	$ 4,713